Note 15 - Acquisitions: Schedule of Consolidated Statements of Acquired Entities (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Assets
Cash and cash equivalents	$ 967,362		$ 462,305	$ 967,362	$ 462,305	$ 243,809	$ 217,178	$ 466,458	$ 1,774
Accounts receivable	878,183			878,183		1,565,114	542,210	952,378
Inventories	714,109			714,109		496,971	279,783	295,159
Prepayment to suppliers	465,854			465,854		279,229	306,969	297,720
Other current assets	93,803			93,803		32,107	49,705	228,192
Total Current Assets	3,119,311			3,119,311		2,617,230	1,395,845	2,239,907
Fixed assets, net	154,515	$ 142,137		154,515		163,001	38,620	185,984
Deposit	346,255			346,255		346,659	51,601	227,896
Intangible assets	88,503			88,503		63,831	63,831	63,831
Goodwill	3,717,931			3,717,931		3,057,003	2,444,558	3,057,003
Investments in Subsidiaries								0
Total Non-Current Assets								3,534,714
Total Assets	7,426,515			7,426,515		6,247,724	3,994,455	5,774,621
Current Liabilities:
Accounts payable and accrued expenses	3,999,974			3,999,974		4,082,198	2,152,951	3,313,266
Short term borrowings	185,362			185,362		7,661	448,801	471,689
Advance from customers	663,707			663,707		795,431	40,951	44,035
Due to related parties	501,576			501,576		140,396	150,637	116,617
Taxes payable	205,219			205,219		99,584	159,478	241,021
Notes Payable current portion	132,005			132,005		49,397	526,257	353,747
Total Current Liabilities	5,687,843			5,687,843		5,174,667	4,298,997	4,540,375
Long Term Notes	72,229			72,229		273,646	145,316	327,701
Accrued severance benefits	170,890			170,890		92,948	2,150	2,075
Total Liabilities	6,121,596			6,121,596		5,671,009	4,446,463	4,870,151
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock	163,714			163,714		158,949	138,624	154,144
Additional paid-in capital	20,978,445			20,978,445		20,367,272	17,723,248	19,396,940
Accumulated other comprehensive income	1,426,750			1,426,750		1,251,120	511,229	507,974
Accumulated loss	(26,645,262)			(26,645,262)		(25,404,609)	(21,357,211)	(21,883,963)
Total Equity(Deficit) Leo Motors, Inc.	(4,076,353)			(4,076,353)		(3,627,268)	(2,984,110)	(1,824,905)
Non-controlling interest	5,381,272			5,381,272		4,203,983	2,532,102	2,729,375
Total Equity(Deficit)	1,304,919			1,304,919		576,715	(452,008)	904,470	$ (518,320)
Total Liabilities and Equity(Deficit)	7,426,515			7,426,515		6,247,724	3,994,455	5,774,621
Current Assets
Investments								0
Other long term liabilities	190,634			190,634		129,748	0
Commitments (Note 8)
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014	163,714			163,714		158,949	138,624	154,144
Revenues	806,456		1,408,968	1,552,162	1,451,739	4,299,187	693,096
Cost of Revenues	690,074		613,729	981,088	613,729	3,275,587	379,066
Gross Profit	116,382		795,239	571,074	838,010	1,023,600	314,030
Operating Expenses	1,008,491		1,823,433	1,917,351	2,181,844	5,421,508	3,468,599
Income(loss) from Continuing Operations	(892,109)		(1,028,194)	(1,346,277)	(1,343,834)	(4,397,908)	(3,154,569)
Other Income (Expenses)
Loss on conversion of debt						0	(24,376)
Interest expense	(8,436)		(29,326)	(17,764)	(310,301)	(319,054)	(1,325,975)
Non-Operating (expense) income	31,167		1,720	36,497	2,917	225,990	0
Total Other Income (Expenses)	22,731		(27,606)	18,733	(307,384)	(93,064)	(1,325,975)
Income(loss) from Continuing Operations Before Income Taxes	(869,378)		(1,055,800)	(1,327,544)	(1,651,218)	(4,490,972)	(4,480,544)
Income Tax Expense	0		0	0	0	0	0
Net Income (Loss)	(869,378)		(1,055,800)	(1,327,544)	(1,651,218)	(4,490,972)	(4,480,544)
Income(loss) attributable to non-controlling interest	(51,235)		(26,739)	(86,890)	(95,405)	(443,574)	(4,817)
Net Income(Loss) Attributable To Leo Motors, Inc.	(818,143)		(1,029,061)	(1,240,654)	(1,555,813)	(4,047,398)	(4,485,361)
Other Comprehensive Income:
Unrealized foreign currency translation gain	97,510		5,600	175,630	4,506	739,891	(42,899)
Comprehensive Income(loss) Attributable to Leo Motors, Inc.	$ (771,868)		$ (1,050,200)	$ (1,151,914)	$ (1,646,712)	$ (3,751,081)	$ (4,523,443)
Net Loss per Common Share:
Basic	$ (0.01)		$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.05)
Diluted	$ (0.01)		$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.05)
Weighted Average Common Shares Outstanding:
Diluted	162,762,362		157,650,808	162,320,524	153,360,149	155,866,313	98,056,098
Scenario, Adjustment
Assets
Cash and cash equivalents								0
Accounts receivable								0
Inventories								0
Prepayment to suppliers								0
Other current assets								0
Fixed assets, net								0
Deposit								0
Intangible assets								0
Goodwill		470,559						3,057,003
Investments in Subsidiaries		(500,000)						(8,089,368)
Total Assets								(5,032,365)
Current Liabilities:
Accounts payable and accrued expenses								0
Short term borrowings								0
Advance from customers								0
Due to related parties								0
Taxes payable								0
Notes Payable current portion								0
Long Term Notes								0
Accrued severance benefits								0
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock		(169,348)						(3,522,283)
Additional paid-in capital								(4,973,230)
Accumulated other comprehensive income								0
Accumulated loss		55,233						733,773
Non-controlling interest		84,674						2,729,375
Total Liabilities and Equity(Deficit)		0						(5,032,365)
Current Assets
Investments		(500,000)						(8,089,368)
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014		(169,348)						(3,522,283)
Other Comprehensive Income:
Comprehensive Income(loss) Attributable to Leo Motors, Inc.		0
Pro Forma
Assets
Cash and cash equivalents		131,872
Accounts receivable		1,029,478
Inventories		876,664
Prepayment to suppliers		382,545
Other current assets		201,978
Total Current Assets		2,751,603
Fixed assets, net		175,379
Deposit		346,255
Goodwill		3,527,562
Investments in Subsidiaries		0
Total Assets		6,889,302
Current Liabilities:
Accounts payable and accrued expenses		3,798,680
Advance from customers		496,385
Due to related parties		136,887
Taxes payable		159,580
Notes Payable current portion		349,192
Total Current Liabilities		4,940,724
Accrued severance benefits		96,518
Total Liabilities		5,329,420
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock		164,614
Additional paid-in capital		21,488,871
Accumulated other comprehensive income		1,331,045
Accumulated loss		(25,863,346)
Total Equity(Deficit) Leo Motors, Inc.		(2,878,816)
Non-controlling interest		4,438,698
Total Equity(Deficit)		1,559,882
Total Liabilities and Equity(Deficit)		6,889,302
Current Assets
Stockholder loans		129,066
Other Assets, Noncurrent		88,503
Investments		0
Other long term liabilities		196,579
Long-term Debt, Excluding Current Maturities		95,599
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014		164,614
Revenues		759,867
Cost of Revenues		300,360
Gross Profit		459,507
Operating Expenses		949,282
Income(loss) from Continuing Operations		(489,775)
Other Income (Expenses)
Gain (Loss) on Disposition of Other Assets		0
Loss on conversion of debt		0
Interest expense		(9,958)
Non-Operating (expense) income		5,340
Total Other Income (Expenses)		(4,618)
Income(loss) from Continuing Operations Before Income Taxes		(494,393)
Income Tax Expense		0
Net Income (Loss)		(494,393)
Income(loss) attributable to non-controlling interest		(35,655)
Net Income(Loss) Attributable To Leo Motors, Inc.		(458,738)
Other Comprehensive Income:
Unrealized foreign currency translation gain		80,041
Comprehensive Income(loss) Attributable to Leo Motors, Inc.		$ (378,697)
Net Loss per Common Share:
Basic		$ (0.00)
Diluted		$ (0.00)
Weighted Average Common Shares Outstanding:
Weighted Average Number of Shares Issued, Basic		164,613,340
Diluted		164,613,340
Leo Motors US
Assets
Cash and cash equivalents								374
Accounts receivable								0
Inventories								0
Prepayment to suppliers								0
Other current assets								0
Total Current Assets								374
Fixed assets, net								6,744
Deposit								0
Intangible assets								0
Goodwill								0
Investments in Subsidiaries								8,089,368
Total Non-Current Assets								8,096,112
Total Assets								8,096,486
Current Liabilities:
Accounts payable and accrued expenses								1,139,889
Short term borrowings								0
Advance from customers								0
Due to related parties								0
Taxes payable								0
Notes Payable current portion								0
Total Current Liabilities								1,139,889
Long Term Notes								0
Accrued severance benefits								0
Total Liabilities								1,139,889
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock								154,144
Additional paid-in capital								21,253,084
Accumulated other comprehensive income								277,678
Accumulated loss								(14,728,309)
Total Equity(Deficit) Leo Motors, Inc.								6,956,597
Non-controlling interest								0
Total Equity(Deficit)								6,956,597
Total Liabilities and Equity(Deficit)								8,096,486
Current Assets
Investments								8,089,368
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014								154,144
Leo Motors Korea
Assets
Cash and cash equivalents								67,853
Accounts receivable								0
Inventories								0
Prepayment to suppliers								137,236
Other current assets								7,297
Total Current Assets								212,386
Fixed assets, net								10,530
Deposit								46,234
Intangible assets								63,831
Goodwill								0
Investments in Subsidiaries								0
Total Non-Current Assets								120,595
Total Assets								332,981
Current Liabilities:
Accounts payable and accrued expenses								1,060,342
Short term borrowings								256,392
Advance from customers								30,381
Due to related parties								116,617
Taxes payable								137,780
Notes Payable current portion								0
Total Current Liabilities								1,601,512
Long Term Notes								36,698
Accrued severance benefits								2,075
Total Liabilities								1,640,285
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock								2,831,276
Additional paid-in capital								1,831,184
Accumulated other comprehensive income								225,403
Accumulated loss								(6,195,167)
Total Equity(Deficit) Leo Motors, Inc.								(1,307,304)
Non-controlling interest								0
Total Equity(Deficit)								(1,307,304)
Total Liabilities and Equity(Deficit)								332,981
Current Assets
Investments								0
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014								2,831,276
LGM Co. Ltd
Assets
Cash and cash equivalents								211,957
Accounts receivable								476,777
Inventories								295,159
Prepayment to suppliers								160,484
Other current assets								57,403
Total Current Assets								1,201,780
Fixed assets, net								16,846
Deposit								22,637
Intangible assets								0
Goodwill								0
Investments in Subsidiaries								0
Total Non-Current Assets								39,483
Total Assets								1,241,263
Current Liabilities:
Accounts payable and accrued expenses								291,900
Short term borrowings								183,245
Advance from customers								9,141
Due to related parties								0
Taxes payable								10,673
Notes Payable current portion								0
Total Current Liabilities								494,959
Long Term Notes								117,075
Accrued severance benefits								0
Total Liabilities								612,034
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock								284,870
Additional paid-in capital								1,285,902
Accumulated other comprehensive income								4,893
Accumulated loss								(946,436)
Total Equity(Deficit) Leo Motors, Inc.								629,229
Non-controlling interest								0
Total Equity(Deficit)								629,229
Total Liabilities and Equity(Deficit)								1,241,263
Current Assets
Investments								0
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014								284,870
Leo Motors Factory 1
Assets
Cash and cash equivalents								91,187
Accounts receivable								8,754
Inventories								0
Prepayment to suppliers								0
Other current assets								1,595
Total Current Assets								101,536
Fixed assets, net								63,683
Deposit								4,804
Intangible assets								0
Goodwill								0
Investments in Subsidiaries								0
Total Non-Current Assets								68,487
Total Assets								170,023
Current Liabilities:
Accounts payable and accrued expenses								97,840
Short term borrowings								32,052
Advance from customers								0
Due to related parties								0
Taxes payable								13,559
Notes Payable current portion								0
Total Current Liabilities								143,451
Long Term Notes								0
Accrued severance benefits								0
Total Liabilities								143,451
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock								90,253
Additional paid-in capital								0
Accumulated other comprehensive income								0
Accumulated loss								(63,681)
Total Equity(Deficit) Leo Motors, Inc.								26,572
Non-controlling interest								0
Total Equity(Deficit)								26,572
Total Liabilities and Equity(Deficit)								170,023
Noncash or Part Noncash Acquisition, Interest Acquired				50.00%		50.00%
Current Assets
Investments								0
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014								90,253
Leo Motors Factory 2
Assets
Cash and cash equivalents								2,914
Accounts receivable								48,425
Inventories								0
Prepayment to suppliers								0
Other current assets								125,212
Total Current Assets								176,551
Fixed assets, net								88,181
Deposit								145,196
Intangible assets								0
Goodwill								0
Investments in Subsidiaries								0
Total Non-Current Assets								233,377
Total Assets								409,928
Current Liabilities:
Accounts payable and accrued expenses								307,112
Short term borrowings								0
Advance from customers								4,513
Due to related parties								0
Taxes payable								78,783
Notes Payable current portion								0
Total Current Liabilities								390,408
Long Term Notes								173,928
Accrued severance benefits								0
Total Liabilities								564,336
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock								135,379
Additional paid-in capital								0
Accumulated other comprehensive income								0
Accumulated loss								(289,787)
Total Equity(Deficit) Leo Motors, Inc.								(154,408)
Non-controlling interest								0
Total Equity(Deficit)								(154,408)
Total Liabilities and Equity(Deficit)								409,928
Current Assets
Investments								0
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014								135,379
Leo Trade
Assets
Cash and cash equivalents								92,173
Accounts receivable								418,422
Inventories								0
Prepayment to suppliers								0
Other current assets								36,685
Total Current Assets								547,280
Fixed assets, net								0
Deposit								9,025
Intangible assets								0
Goodwill								0
Investments in Subsidiaries								0
Total Non-Current Assets								9,025
Total Assets								556,305
Current Liabilities:
Accounts payable and accrued expenses								416,183
Short term borrowings								0
Advance from customers								0
Due to related parties								0
Taxes payable								226
Notes Payable current portion								353,747
Total Current Liabilities								770,156
Long Term Notes								0
Accrued severance benefits								0
Total Liabilities								770,156
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock								180,505
Additional paid-in capital								0
Accumulated other comprehensive income								0
Accumulated loss								(394,356)
Total Equity(Deficit) Leo Motors, Inc.								(213,851)
Non-controlling interest								0
Total Equity(Deficit)								(213,851)
Total Liabilities and Equity(Deficit)								556,305
Noncash or Part Noncash Acquisition, Interest Acquired				50.00%		50.00%
Current Assets
Investments								0
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014								180,505
Lelcon Co., LTD
Assets
Cash and cash equivalents		$ 998
Accounts receivable		14,031
Inventories		37,879
Prepayment to suppliers		0
Other current assets		2,905
Total Current Assets		184,879
Fixed assets, net		33,242
Deposit		0
Goodwill		0
Investments in Subsidiaries		0
Total Assets		219,349
Current Liabilities:
Accounts payable and accrued expenses		50,193
Advance from customers		0
Due to related parties		0
Taxes payable		4,429
Notes Payable current portion		85,034
Total Current Liabilities		139,656
Accrued severance benefits		0
Total Liabilities		139,656
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock		169,348
Additional paid-in capital		0
Accumulated other comprehensive income		1,805
Accumulated loss		(91,460)
Total Equity(Deficit) Leo Motors, Inc.		79,693
Non-controlling interest		0
Total Equity(Deficit)		79,693
Total Liabilities and Equity(Deficit)		219,349
Noncash or Part Noncash Acquisition, Interest Acquired				50.00%
Current Assets
Stockholder loans		129,066
Other Assets, Noncurrent		1,228
Investments		0
Other long term liabilities		0
Long-term Debt, Excluding Current Maturities		0
Commitments (Note 8)		0
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014		169,348
Revenues		14,161
Cost of Revenues		9,346
Gross Profit		4,815
Operating Expenses		40,422
Income(loss) from Continuing Operations		(35,607)
Other Income (Expenses)
Gain (Loss) on Disposition of Other Assets		0
Loss on conversion of debt		0
Interest expense		(630)
Non-Operating (expense) income		10
Total Other Income (Expenses)		(620)
Income(loss) from Continuing Operations Before Income Taxes		(36,227)
Income Tax Expense		0
Net Income (Loss)		(36,227)
Income(loss) attributable to non-controlling interest		0
Net Income(Loss) Attributable To Leo Motors, Inc.		(36,227)
Other Comprehensive Income:
Unrealized foreign currency translation gain		1,921
Comprehensive Income(loss) Attributable to Leo Motors, Inc.		(34,306)
Leo Motors
Assets
Cash and cash equivalents		130,874
Accounts receivable		1,015,447
Inventories		838,785
Prepayment to suppliers		382,545
Other current assets		199,073
Total Current Assets		2,566,724
Fixed assets, net		142,137
Deposit		346,255
Goodwill		3,057,003
Investments in Subsidiaries		500,000
Total Assets		6,699,394
Current Liabilities:
Accounts payable and accrued expenses		3,748,487
Advance from customers		496,385
Due to related parties		136,887
Taxes payable		155,151
Notes Payable current portion		264,158
Total Current Liabilities		4,801,068
Accrued severance benefits		96,518
Total Liabilities		5,189,764
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock		164,614
Additional paid-in capital		21,488,871
Accumulated other comprehensive income		1,329,240
Accumulated loss		(25,827,119)
Total Equity(Deficit) Leo Motors, Inc.		(2,844,394)
Non-controlling interest		4,354,024
Total Equity(Deficit)		1,509,630
Total Liabilities and Equity(Deficit)		6,699,394
Current Assets
Stockholder loans		0
Other Assets, Noncurrent		87,275
Investments		500,000
Other long term liabilities		196,579
Long-term Debt, Excluding Current Maturities		95,599
Commitments (Note 8)		0
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014		164,614
Revenues		745,706
Cost of Revenues		291,014
Gross Profit		454,692
Operating Expenses		908,860
Income(loss) from Continuing Operations		(454,168)
Other Income (Expenses)
Gain (Loss) on Disposition of Other Assets		0
Loss on conversion of debt		0
Interest expense		(9,328)
Non-Operating (expense) income		5,330
Total Other Income (Expenses)		(3,998)
Income(loss) from Continuing Operations Before Income Taxes		(458,166)
Income Tax Expense		0
Net Income (Loss)		(458,166)
Income(loss) attributable to non-controlling interest		(35,655)
Net Income(Loss) Attributable To Leo Motors, Inc.		(422,511)
Other Comprehensive Income:
Unrealized foreign currency translation gain		78,120
Comprehensive Income(loss) Attributable to Leo Motors, Inc.		$ (344,391)
Net Loss per Common Share:
Basic		$ (0.00)
Diluted		$ (0.00)
Weighted Average Common Shares Outstanding:
Weighted Average Number of Shares Issued, Basic		163,198,512
Diluted		163,198,512
ElimEntriesMember
Assets
Cash and cash equivalents								0
Accounts receivable								0
Inventories								0
Prepayment to suppliers								0
Other current assets								0
Fixed assets, net								0
Deposit								0
Intangible assets								0
Goodwill								3,057,003
Investments in Subsidiaries								(8,089,368)
Total Assets								(5,032,365)
Current Liabilities:
Accounts payable and accrued expenses								0
Short term borrowings								0
Advance from customers								0
Due to related parties								0
Taxes payable								0
Notes Payable current portion								0
Long Term Notes								0
Accrued severance benefits								0
Leo Motors, Inc.("LEOM") Equity(Deficit):
Common stock								(3,522,283)
Additional paid-in capital								(4,973,230)
Accumulated other comprehensive income								0
Accumulated loss								733,773
Non-controlling interest								2,729,375
Total Liabilities and Equity(Deficit)								(5,032,365)
Current Assets
Investments								(8,089,368)
Common stock ($0.001 par value; 300,000,000 shares authorized); 158,948,604 and 138,624,206 shares issued and outstanding at December 31, 2015 and December 31, 2014								$ (3,522,283)